Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
16.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Yang Weiguang	Chairman of the Board, Chief Executive Officer
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang
Beijing Yisuizhen	The Company owned 47% and 100% equity interest before and after August 17, 2022, respectively

2)	Transactions with related parties

Purchase from a related party

	For the Years Ended December 31,
	2022	2021	2020
Beijing Ougaini	$19,696	$-	$-

During the year ended December 31, 2022, the Company also prepaid $118,888 to Beijing Ougaini for purchase of products for employee welfare and marketing promotion.

3)	Balances with related parties

As of December 31, 2022 and 2021, the balances with related parties were as follows:

	December 31, 2022	December 31, 2021
Prepayments
Beijing Ougaini	$115,989	$-

Due from related parties
Yang Weiguang (i)	226,178	-
Beijing Yisuizhen (ii)	-	392,305
	$226,178	$392,305

(i)	As of December 31, 2022, the Company had a balance of $226,178 due from Mr. Yang Weiguang. The balance was comprised of the following:

-	A balance of $144,986 arising from transfer of 6.67% equity interest of Shanghai Zhongxin to four former shareholders of West Angel, who paid consideration to Mr. Yang. (Note 4)

-	A balance of $81,192 as tuition paid on behalf of to Mr. Yang.

As of the date of this report, Mr. Yang has repaid the above outstanding balances to the Company.

(ii)	As of December 31, 2021, the Company had a balance of $392,305 due from Beijing Yisuizhen, over which the Company owned 47% equity interest before August 17, 2022. The balance was a loan to the newly set up equity investee to support its working capital. The outstanding balance was repaid by Beijing Yisuizhen before business combination with the Company.